Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
Minimum aggregate rental commitment under noncancelable operating leases

As of December 31, 2012, the minimum aggregate rental commitment under all noncancelable operating leases (net of subleases of $22 million) was as follows:

(Millions)
2013	$275
2014	240
2015	199
2016	153
2017	131
Thereafter	1,005
Total	$2,003